13. Income Taxes	12 Months Ended
Jun. 30, 2020
Notes
13. Income Taxes

13.   Income Taxes

The Company is domiciled in Canada and is therefore subject to tax on estimated assessable profit at the rate of 27.00% (2019 - 27.00%, 2018 – 27.00%). The Company has no assessable profit in Canada. Non-capital tax losses may be carried-forward for twenty (20) tax years in Canada.

The tax expense at statutory rates for the Company can be reconciled to the reported income taxes per the statement of loss as follows:

	Year Ended	Year Ended	Year Ended
	30 June 2020	30 June 2019	30 June 2018
	$	$	$
Loss before income taxes	(355,119)	(516,860)	(712,711)
Federal and provincial statutory tax rate	27.00%	27.00%	27.00%
Income tax recovery based on the above rates	(96,000)	(139,552)	(192,432)
Non-deductible expenses and other	13,000	44,440	164,973
Change in tax rates	123,706	-	(102,075)
Adjustment to prior years provision versus statutory tax returns	(50,000)	(93,327)	-
Losses and temporary differences for which no tax benefit has been recorded	9,294	188,439	129,534
Total income taxes	-	-	-

The Company's unrecognized deferred tax assets are as follows:

	30 June 2020	30 June 2019
	$	$
Non-capital losses	2,244,000	2,197,767
Capital losses	370,000	384,802
Resource properties	384,000	399,721
Capital assets	147,000	143,204
Share issue costs and other	-	10,212
Total unrecognized deferred tax assets	3,145,000	3,135,706

In assessing the recoverability of deferred tax assets other than deferred tax assets resulting from the initial recognition of assets and liabilities that do not affect accounting or taxable profit, the Company's management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

The Company owns two subsidiaries domiciled in Indonesia and each is therefore subject to Indonesian corporate income tax on estimated assessable profit at the rate of 25% (2019 - 25%, 2018 – 25%). The Indonesian subsidiaries have not yet commenced commercial operations and have no assessable income. Non-capital tax losses may be carried-forward for five (5) tax years in Indonesia.

The Company has combined non-capital tax loss carry-forwards of approximately $8,000,000 that may be available for corporate tax purposes in Canada and Indonesia as follows:

	Canada	Indonesia	Total
Expiring in	$	$	$
2023	-	135,000	135,000
2024	-	177,000	177,000
2025	-	89,000	89,000
2027	1,075,000	-	1,075,000
2028	969,000	-	969,000
2029	1,035,000	-	1,035,000
2030	600,000	-	600,000
2031	416,000	-	416,000
2032	432,000	-	432,000
2033	437,000	-	437,000
2034	376,000	-	376,000
2035	590,000	-	590,000
2036	417,000	-	417,000
2037	419,000	-	419,000
2038	543,000	-	543,000
2039	417,000	-	417,000
2040	210,000	-	210,000
Non-capital loss carry-forwards	7,936,000	401,000	8,337,000